Basic and Diluted Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Numerator:
Allocation of undistributed net (loss) earnings	€ (2,936,572)	€ (1,079,683)	€ (84,105)
Denominator:
Weighted average shares	7,700,000	5,203,562	2,850,000
Basic and diluted net (loss) earnings per share	€ (0.38)	€ (0.21)	€ (0.03)
Class B Ordinary shares [Member]
Numerator:
Allocation of undistributed net (loss) earnings	€ (1,411,868)	€ (147,172)	€ (2,951)
Denominator:
Weighted average shares	3,702,068	709,301	100,000
Basic and diluted net (loss) earnings per share	€ (0.38)	€ (0.21)	€ (0.03)